Financial risk management, objective and policies	12 Months Ended
Mar. 31, 2026
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management, objective and policies

39. Financial risk management, objective and policies

The Group’s activities are exposed to variety of financial risk: credit risk, liquidity risk and foreign currency risk. The Group’s senior management oversees the management of these risks. The Group’s senior management ensures that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. The Group reviews and agrees on policies for managing each of these risks which are summarized below:

a) Credit risk

Credit risk is the risk that a counter party will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables), including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

The carrying amount of the financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	March 31,
	2025	2026
Trade and other receivables	5,568,241	5,396,927
Other financial assets	155,436	135,428
Term Deposit	1,354,170	1,508,036
Cash and cash equivalents (except cash in hand)	605,146	1,003,687
Total	7,682,993	8,044,078

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment.

The age of Trade and other receivables at the reporting date was:

	March 31,		March 31,
	2025	Impairment	2026	Impairment
0 - 30 days	3,272,429	1,816	3,922,313	-
31 - 90 days	1,218,710	4,439	988,975	-
91 - 180 days	277,439	1,709	161,462	-
More than 180 days	1,269,426	461,799	836,317	512,140
Total	6,038,004	469,763	5,909,067	512,140

The movement in the allowance for doubtful debts in respect of trade and other receivables during the year was as follows:

	As at March 31
	2025	2026
Balance at the beginning of the year	415,144	469,763
Provisions accrued during the year	67,411	75,026
Amount written off during the year	(12,792)	(32,648)
Balance at the end of the year	469,763	512,140

Allowances for doubtful debts mainly represent amounts due from airlines, hotels and customers. Based on historical experience, the Group believes that no impairment allowance is necessary.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)

b) Liquidity risk

Due to dynamic nature of the underlying businesses, the consolidated entity aims to maintain flexibility in funding by keeping committed credit lines available.

The Group manages liquidity by maintaining adequate reserves, banking facilities and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and financial liabilities.

The following tables set forth Company’s financial liabilities based on expected and undiscounted amounts as at March 31, 2025 and March 31, 2026.

As at March 31, 2025
	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	30,880	34,455	12,695	21,760	-
Lease liabilities	238,149	312,500	79,221	200,579	32,700
Trade and other payables	2,953,069	2,953,069	2,953,069	-	-
Sales bill discounting and bank overdraft	514,984	514,984	514,984	-	-
Other financial liabilities	93,924	93,924	93,924	-	-
Total	3,831,006	3,908,932	3,653,893	222,339	32,700

As at March 31, 2026
	Carrying Amount	Contractual Cash Flows *	Within 1 year	1 -5 Years	More than 5 years
Vehicle loan	26,809	29,551	17,265	12,286	-
Lease liabilities	313,503	390,321	117,496	258,689	14,136
Trade and other payables	2,821,826	2,821,826	2,821,826	-	-
Sales bill discounting and bank overdraft	689,408	689,408	689,408	-	-
Other financial liabilities	67,802	67,802	67,802	-	-
Total	3,919,348	3,998,908	3,713,797	270,975	14,136

*	Represents Undiscounted cash flows of interest and principal

Based on the past performance and current expectations, the Group believes that the cash and cash equivalent and cash generated from operations will satisfy the working capital needs, funding of operational losses, capital expenditure, commitments and other liquidity requirements associated with its existing operations through at least the next 12 months. In addition, there are no transactions, arrangements and other relationships with any other person that are reasonably likely to materially affect or the availability of the requirement of capital resources.

c) Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of the changes in foreign exchange rates. The Group operates through subsidiaries in India, Singapore and United States. The functional currency of these subsidiaries is the local currency in the respective countries and accordingly there are no related significant foreign currency exposures.

The Company currently does not have any hedging agreements or similar arrangements with any counter-party to cover its exposure to any fluctuations in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating transactions which are denominated in currency other than subsidiary’s functional currency (foreign currency denominated receivables and payables).

Foreign currency sensitivity

The following tables demonstrate the sensitivity to a reasonably possible change in exchange rates. Any change in the exchange rate of USD, Euro, GBP and SGD against currencies other than INR is not expected to have significant impact on the Group’s profit/(loss). Accordingly, a 5% appreciation/depreciation of the USD, Euro, GBP and SGD currency as indicated below, against the INR would have decreased/increased the loss/gain by the amount shown below; this analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of reporting year. The analysis assumes that all other variables remain constant.

	March 31,
	2025	2026
5% strengthening/weakening of USD against INR	4,467	13,323

5% strengthening/weakening of Euro against INR	5,645	263

5% strengthening/weakening of GBP against INR	1,487	2,479

5% strengthening/weakening of SGD against INR	(215)	177

d) Interest rate sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of borrowings affected. With all other variables held constant, the Group’s profit before tax is affected through the impact on floating rate borrowings, as follows:

	Effect on profit before tax
	March 31,
	2025	2026
Increase in 50 basis points	2,575	3,447
Decrease in 50 basis points	(2,575)	(3,447)

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)